Operating Expenses - Summary of Details of Employee Benefits (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit (loss) [abstract]
Short-term employee benefits	₩ 3,770,786	₩ 3,663,337	₩ 3,505,214
Post-employment benefits (Defined benefit plan)	239,102	240,310	232,045
Post-employment benefits (Defined contribution plan)	61,912	57,170	48,210
Share-based payment	28,604	6,398	8,439
Others	23,276	7,018	51,934
Total	₩ 4,123,680	₩ 3,974,233	₩ 3,845,842